SUBSEQUENT EVENTS TO DECEMBER 31, 2021 - Loans for Purchase of Equipment (Details) - Loan for purchase of equipment - Export Development Canada $ in Millions	Jan. 03, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of loan used to finance value of certain national goods and services	50.00%
Percentage of total amount committed by lenders	14.41%
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Principal amount	$ 23.4
Percentage of loan used to finance value of certain imported goods and services	85.00%